Note 14 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2022	$801,740
2023	714,743
2024	621,843
2025	425,105
2026	235,837
2027 and thereafter	444,182
Total	$3,243,450